Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,828,000
Previously Paid Amount	0.00
Total Fee Amount	804.85
Total Offset Amount	0.00
Net Fee	804.85
Narrative - Max Aggregate Offering Price	$ 5,828,000
Final Prospectus	true